Fair Value Measurements - Summary of Changes in Fair Value of Company's Level 3 Financial Instruments (Detail) - Derivative Liability - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance	$ 8,795
Issuance of convertible bonds with embedded derivative	13,172	$ 8,262
Change in fair value	15,411	533
Conversion of derivative liability to common stock	$ (37,378)
Balance		$ 8,795